UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

April 30, 2019

     MFS® Special Value Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site, and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-637-2304 or by logging into your Investor Center account at www.computershare.com/investor.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-637-2304 to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MFV-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE

The MFS Special Value Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 10.00% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed minimum rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Special Value Trust

New York Stock Exchange Symbol: MFV

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction, and geopolitical uncertainty surrounding issues such as

Brexit. Those concerns dissipated in the early months of 2019 due to the more dovish posture of the U.S. Federal Reserve and other global central banks, reported progress toward a trade pact between the United States and China, and action against a no-deal Brexit by the British Parliament. However, a last-minute breakdown in negotiations between the U.S. and China derailed the market’s momentum and increased concerns over the future pace of global growth. Compounding Brexit uncertainty was the resignation of British Prime Minister Theresa May, potentially ushering in a harder form of Brexit than she had advocated. U.S. equities have continued to outperform their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2018, which contributed to the continuation of relatively healthy levels of U.S. economic output against a backdrop of slower global growth. Inflation remains largely subdued globally, which is encouraging for asset markets. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging environment for global trade has hindered manufacturing in most regions.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 17, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Citigroup, Inc.	2.2%
JPMorgan Chase & Co.	2.2%
Comcast Corp., “A”	2.1%
Texas Instruments, Inc.	2.0%
Southern Co.	1.9%
NASDAQ, Inc.	1.9%
Duke Energy Corp.	1.9%
Accenture PLC, “A”	1.8%
Sherwin-Williams Co.	1.8%
U.S. Bancorp	1.7%

GICS equity sectors
Financials	14.1%
Health Care	6.9%
Information Technology	5.4%
Utilities	3.8%
Materials	3.5%
Industrials	3.0%
Communication Services	2.1%
Consumer Staples	1.3%
Energy	0.5%
Consumer Discretionary	0.1%

Fixed income sectors (i)
High Yield Corporates	52.5%
Emerging Markets Bonds	2.3%
Investment Grade Corporates	1.5%
Floating Rate Loans	0.2%
U.S. Treasury Securities	(1.4)%

Composition including fixed income credit quality (a)(i)
BBB	1.7%
BB	25.9%
B	22.0%
CCC	6.6%
CC	0.1%
D	0.1%
Not Rated	(1.3)%
Non-Fixed Income	40.7%
Cash & Cash Equivalents	2.8%
Other	1.4%

Portfolio Composition – continued

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Percentages are based on net assets as of April 30, 2019.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.

Nevin Chitkara	Equity Securities Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.

Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	2018	Investment Officer of MFS; employed in the investment management area of MFS since 2013.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.

The fund’s target annual distribution rate is calculated based on an annual rate of 10.00% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

4/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 55.5%

Issuer	Shares/Par		Value ($)
Aerospace - 0.7%
TransDigm, Inc., 6.5%, 7/15/2024		$125,000	$126,641
TransDigm, Inc., 6.5%, 5/15/2025		25,000	25,250
TransDigm, Inc., 6.25%, 3/15/2026 (n)		70,000	72,887
TransDigm, Inc., 6.375%, 6/15/2026		40,000	40,100

			$264,878
Automotive - 0.8%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$200,000	$202,284
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)		10,000	10,300
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		95,000	98,230

			$310,814
Broadcasting - 2.1%
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		$110,000	$114,675
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030		50,000	51,750
Match Group, Inc., 6.375%, 6/01/2024		105,000	110,119
Netflix, Inc., 5.875%, 2/15/2025		185,000	199,800
Netflix, Inc., 4.875%, 4/15/2028		25,000	24,781
Netflix, Inc., 5.875%, 11/15/2028		65,000	68,575
Netflix, Inc., 3.875%, 11/15/2029 (z)	EUR	100,000	114,762
WMG Acquisition Corp., 5%, 8/01/2023 (n)		$30,000	30,600
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		95,000	96,781
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		15,000	15,338

			$827,181
Building - 2.5%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$125,000	$129,531
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		75,000	77,250
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		75,000	72,165
Core & Main LP, 6.125%, 8/15/2025 (n)		85,000	84,363
NCI Building Systems, Inc., 8%, 4/15/2026 (n)		60,000	55,950
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)		90,000	92,183
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		110,000	111,512
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		69,000	69,173
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		55,000	56,031
Standard Industries, Inc., 6%, 10/15/2025 (n)		105,000	109,616
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		105,000	106,837

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Building - continued
Summit Materials LLC/Summit Materials Finance Co., 5.125%, 6/01/2025 (n)		$25,000	$24,875

			$989,486
Business Services - 2.3%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)		$40,000	$40,850
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		80,000	81,300
CDK Global, Inc., 4.875%, 6/01/2027		125,000	126,250
Equinix, Inc., 5.375%, 4/01/2023		35,000	35,733
Equinix, Inc., 5.75%, 1/01/2025		55,000	57,062
Equinix, Inc., 5.875%, 1/15/2026		60,000	63,375
Financial & Risk U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)		95,000	96,276
First Data Corp., 5%, 1/15/2024 (n)		190,000	194,771
MSCI, Inc., 4.75%, 8/01/2026 (n)		90,000	92,232
Travelport Worldwide Ltd., 6%, 3/15/2026 (n)		60,000	64,500
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		60,000	63,450

			$915,799
Cable TV - 3.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		$185,000	$189,625
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		25,000	25,875
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		215,000	224,567
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)		70,000	72,713
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		200,000	218,250
DISH DBS Corp., 5.875%, 11/15/2024		45,000	38,813
Intelsat Connect Finance, 9.5%, 2/15/2023 (n)		45,000	41,738
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		150,000	135,750
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		85,000	85,637
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		60,000	61,950
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		45,000	46,125
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		200,000	207,000
Videotron Ltd., 5.375%, 6/15/2024 (n)		25,000	26,250
Videotron Ltd., 5.125%, 4/15/2027 (n)		155,000	158,487

			$1,532,780
Chemicals - 1.9%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		$150,000	$150,608
OCI N.V., 6.625%, 4/15/2023 (n)		200,000	208,300
PolyOne Corp., 5.25%, 3/15/2023		90,000	93,375
SPCM S.A., 4.875%, 9/15/2025 (n)		200,000	195,500
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 6.5%, 10/01/2026 (n)	EUR	100,000	115,068

			$762,851

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Computer Software - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	$85,000	$86,563
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	45,000	48,756

		$135,319
Computer Software - Systems - 1.2%
CDW LLC/CDW Finance Corp., 5%, 9/01/2025	$25,000	$25,656
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	105,000	109,200
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	70,000	72,888
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	135,000	138,037
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	120,000	123,075

		$468,856
Conglomerates - 1.9%
Amsted Industries Co., 5%, 3/15/2022 (n)	$67,000	$67,419
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	100,000	102,000
EnerSys, 5%, 4/30/2023 (n)	150,000	151,500
Entegris, Inc., 4.625%, 2/10/2026 (n)	150,000	150,000
Gates Global LLC, 6%, 7/15/2022 (n)	48,000	48,000
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	105,000	110,513
TriMas Corp., 4.875%, 10/15/2025 (n)	150,000	149,812

		$779,244
Construction - 0.9%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$125,000	$18,750
Mattamy Group Corp., 6.5%, 10/01/2025 (n)	150,000	152,625
Toll Brothers Finance Corp., 4.875%, 11/15/2025	60,000	61,200
Toll Brothers Finance Corp., 4.35%, 2/15/2028	120,000	114,600

		$347,175
Consumer Products - 0.4%
Coty, Inc., 6.5%, 4/15/2026 (n)	$70,000	$69,037
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)	95,000	98,058
Energizer Holdings, Inc., 7.75%, 1/15/2027 (n)	5,000	5,419

		$172,514
Consumer Services - 1.4%
Cimpress N.V., 7%, 6/15/2026 (n)	$150,000	$148,140
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	65,000	68,169
Matthews International Corp., 5.25%, 12/01/2025 (n)	120,000	117,150
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)	75,000	75,562
Realogy Group LLC, 9.375%, 4/01/2027 (n)	50,000	51,935
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	105,000	106,050

		$567,006

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Containers - 3.0%
ARD Finance S.A., 6.625%, 9/15/2023	EUR	100,000	$113,733
ARD Securities Finance, 8.75%, (8.75% cash or 8.75% PIK) 1/31/2023 (n)(p)		$208,750	201,212
Berry Global Group, Inc., 5.5%, 5/15/2022		80,000	81,100
Berry Global Group, Inc., 6%, 10/15/2022		30,000	30,900
BWAY Holding Co., Inc., 7.25%, 4/15/2025 (n)		60,000	58,425
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		55,000	53,556
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		40,000	40,650
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)		85,000	79,262
Multi-Color Corp., 6.125%, 12/01/2022 (n)		123,000	126,536
Reynolds Group, 5.75%, 10/15/2020		48,456	48,601
Reynolds Group, 5.125%, 7/15/2023 (n)		70,000	71,016
Reynolds Group, 7%, 7/15/2024 (n)		25,000	25,844
Sealed Air Corp., 4.875%, 12/01/2022 (n)		115,000	118,737
Silgan Holdings, Inc., 4.75%, 3/15/2025		85,000	84,150
W/S Packaging Group, Inc., 9%, 4/15/2023 (n)		65,000	70,363

			$1,204,085
Electrical Equipment - 0.4%
CommScope Technologies LLC, 6%, 6/15/2025 (n)		$50,000	$50,783
CommScope Technologies LLC, 5%, 3/15/2027 (n)		140,000	130,900

			$181,683
Electronics - 0.7%
Qorvo, Inc., 5.5%, 7/15/2026 (n)		$110,000	$114,675
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		40,000	42,500
Sensata Technologies B.V., 5%, 10/01/2025 (n)		130,000	133,250

			$290,425
Emerging Market Quasi-Sovereign - 0.5%
DAE Funding LLC, 5.75%, 11/15/2023 (n)		$70,000	$73,325
DAE Funding LLC, 5%, 8/01/2024 (n)		115,000	118,163

			$191,488
Emerging Market Sovereign - 0.7%
Republic of Ecuador, 10.5%, 3/24/2020 (n)		$200,000	$208,802
Republic of Venezuela, 7%, 3/31/2038 (a)(d)		203,000	55,825

			$264,627
Energy - Independent - 1.5%
Afren PLC, 11.5%, 2/01/2016 (a)(d)(z)		$195,167	$160
Callon Petroleum Co., 6.375%, 7/01/2026		75,000	76,688

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - continued
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	$95,000	$93,812
Diamondback Energy, Inc., 5.375%, 5/31/2025	85,000	88,698
Jagged Peak Energy LLC, 5.875%, 5/01/2026	55,000	55,275
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	100,000	102,000
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/2025 (n)	25,000	25,219
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	85,000	86,912
Sanchez Energy Corp., 6.125%, 1/15/2023	65,000	8,694
SM Energy Co., 6.75%, 9/15/2026	80,000	76,600

		$614,058
Entertainment - 1.0%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/2025	$90,000	$86,747
Live Nation Entertainment, Inc., 4.875%, 11/01/2024 (z)	35,000	35,689
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	105,000	109,462
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	165,000	165,000

		$396,898
Financial Institutions - 0.9%
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	$60,000	$62,194
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (z)	42,000	41,732
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	150,000	158,115
Wand Merger Corp., 8.125%, 7/15/2023 (n)	95,000	95,713

		$357,754
Food & Beverages - 1.9%
Aramark Services, Inc., 4.75%, 6/01/2026	$80,000	$81,200
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	155,000	156,937
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	75,000	79,313
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	68,000	69,955
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	110,000	111,637
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	40,000	40,600
Pilgrim’s Pride Corp., 5.75%, 3/15/2025 (n)	25,000	25,375
Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (n)	95,000	98,087
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	110,000	112,475

		$775,579
Gaming & Lodging - 2.8%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$85,000	$87,231
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	55,000	57,833
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	75,000	78,821
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	30,000	31,682
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026 (n)	90,000	92,138
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	105,000	106,313

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Gaming & Lodging - continued
Marriot Ownership Resorts, Inc., 5.625%, 4/15/2023 (z)	$90,000	$90,675
MGM Growth Properties LLC, 4.5%, 9/01/2026	90,000	88,875
MGM Resorts International, 6.625%, 12/15/2021	45,000	48,305
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	105,000	105,131
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	50,000	50,875
Scientific Games Corp., 8.25%, 3/15/2026 (n)	45,000	46,631
Wyndham Hotels Group, LLC, 5.375%, 4/15/2026 (n)	115,000	117,300
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	115,000	116,437

		$1,118,247
Industrial - 0.3%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	$120,000	$120,000

Insurance - Health - 0.5%
Centene Corp., 6.125%, 2/15/2024	$55,000	$57,613
Centene Corp., 5.375%, 6/01/2026 (n)	140,000	145,632

		$203,245
Insurance - Property & Casualty - 0.5%
AssuredPartners Inc., 7%, 8/15/2025 (n)	$120,000	$113,400
Hub International Ltd., 7%, 5/01/2026 (n)	100,000	100,875

		$214,275
Medical & Health Technology & Services - 2.8%
Acadia Healthcare Co., Inc., 5.625%, 2/15/2023	$85,000	$85,850
Avantor, Inc., 9%, 10/01/2025 (n)	80,000	87,000
DaVita, Inc., 5%, 5/01/2025	65,000	63,599
Encompass Health Corp., 5.75%, 9/15/2025	40,000	41,059
HCA, Inc., 7.5%, 2/15/2022	135,000	148,500
HCA, Inc., 5.375%, 2/01/2025	195,000	205,237
HCA, Inc., 5.875%, 2/15/2026	35,000	37,713
HealthSouth Corp., 5.125%, 3/15/2023	105,000	106,181
Heartland Dental, LLC, 8.5%, 5/01/2026 (n)	75,000	71,250
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (z)	60,000	60,312
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (n)(p)	35,000	34,825
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	90,000	93,937
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	75,000	72,563

		$1,108,026
Medical Equipment - 0.4%
Teleflex, Inc., 5.25%, 6/15/2024	$80,000	$82,000
Teleflex, Inc., 4.875%, 6/01/2026	30,000	30,600
Teleflex, Inc., 4.625%, 11/15/2027	45,000	44,775

		$157,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - 3.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$60,000	$60,525
Big River Steel LLC, 7.25%, 9/01/2025 (n)	65,000	69,194
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	200,000	198,100
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	110,000	103,262
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	198,000	208,890
Kaiser Aluminum Corp., 5.875%, 5/15/2024	155,000	160,425
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	130,000	109,200
Novelis Corp., 5.875%, 9/30/2026 (n)	150,000	152,437
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	200,000	194,500
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)	70,000	70,613
TMS International Corp., 7.25%, 8/15/2025 (n)	85,000	83,300

		$1,410,446
Midstream - 3.1%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$45,000	$45,450
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.625%, 7/15/2026 (n)	60,000	61,275
Cheniere Energy, Inc., 5.875%, 3/31/2025	135,000	145,462
DCP Midstream Operating LP, 4.95%, 4/01/2022	43,000	44,075
DCP Midstream Operating LP, 3.875%, 3/15/2023	85,000	85,000
DCP Midstream Operating LP, 5.375%, 7/15/2025 (n)	55,000	57,817
DCP Midstream Operating LP, 5.6%, 4/01/2044	45,000	42,750
Energy Transfer Operating Co., 5.875%, 1/15/2024	115,000	125,531
EnLink Midstream Partners LP, 4.4%, 4/01/2024	175,000	173,687
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	170,000	173,187
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	75,000	75,938
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	40,000	40,900
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	165,000	167,475

		$1,238,547
Network & Telecom - 0.3%
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	$105,000	$106,575

Oil Services - 0.5%
Apergy Corp., 6.375%, 5/01/2026	$120,000	$123,900
Diamond Offshore Drill Co., 5.7%, 10/15/2039	140,000	98,683

		$222,583

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Oils - 0.7%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$180,000	$183,150
PBF Holding Co. LLC/PBF Finance Corp., 7%, 11/15/2023	15,000	15,431
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	70,000	72,100

		$270,681
Pharmaceuticals - 0.8%
Eagle Holding Co. II LLC, 7.625%, 5/15/2022 (n)	$65,000	$65,325
Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/2023 (n)	50,000	41,500
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	90,000	90,337
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)	140,000	141,575

		$338,737
Printing & Publishing - 0.4%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$101,000	$100,331
TEGNA, Inc., 5.5%, 9/15/2024 (n)	80,000	82,100

		$182,431
Real Estate - Healthcare - 0.5%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$65,000	$66,219
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	120,000	120,300

		$186,519
Real Estate - Other - 0.5%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024	$120,000	$122,700
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	60,000	62,100

		$184,800
Restaurants - 0.5%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$85,000	$86,913
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	130,000	134,062

		$220,975
Retailers - 0.4%
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)	$60,000	$60,900
L Brands, Inc., 5.25%, 2/01/2028	65,000	58,094
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	50,000	49,875

		$168,869

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Specialty Chemicals - 0.6%
Koppers, Inc., 6%, 2/15/2025 (n)	$75,000	$72,585
Univar USA, Inc., 6.75%, 7/15/2023 (n)	180,000	183,121

		$255,706
Specialty Stores - 0.3%
Penske Automotive Group Co., 5.375%, 12/01/2024	$55,000	$55,687
Penske Automotive Group Co., 5.5%, 5/15/2026	55,000	54,863

		$110,550
Telecommunications - Wireless - 3.3%
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	$200,000	$188,500
SBA Communications Corp., 4%, 10/01/2022	120,000	120,600
SBA Communications Corp., 4.875%, 9/01/2024	50,000	50,782
SFR Group S.A., 7.375%, 5/01/2026 (n)	200,000	202,625
Sprint Corp., 7.875%, 9/15/2023	140,000	145,838
Sprint Corp., 7.125%, 6/15/2024	190,000	190,416
Sprint Nextel Corp., 6%, 11/15/2022	145,000	145,906
T-Mobile USA, Inc., 6.5%, 1/15/2024	75,000	77,625
T-Mobile USA, Inc., 5.125%, 4/15/2025	60,000	61,800
T-Mobile USA, Inc., 6.5%, 1/15/2026	70,000	74,879
T-Mobile USA, Inc., 5.375%, 4/15/2027	50,000	52,566

		$1,311,537
Telephone Services - 0.4%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$50,000	$50,625
Level 3 Financing, Inc., 5.375%, 5/01/2025	100,000	101,860

		$152,485
Transportation - Services - 0.1%
Navios South American Logistics, Inc./Navios Logistics Finance
(U.S.), Inc., 7.25%, 5/01/2022	$50,000	$45,875

Utilities - Electric Power - 1.5%
Clearway Energy Operating LLC, 5.75%, 10/15/2025 (n)	$170,000	$173,825
Covanta Holding Corp., 5.875%, 3/01/2024	135,000	138,881
Covanta Holding Corp., 6%, 1/01/2027	115,000	117,012
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	120,000	120,390
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	35,000	34,388
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	5,000	5,000

		$589,496
Total Bonds (Identified Cost, $22,352,942)		$22,268,480

Portfolio of Investments (unaudited) – continued

Common Stocks - 40.6%

Issuer	Shares/Par	Value ($)
Brokerage & Asset Managers - 3.1%
BlackRock, Inc.	991	$480,873
NASDAQ, Inc.	8,308	765,997

		$1,246,870
Business Services - 4.7%
Accenture PLC, “A”	3,967	$724,652
Equifax, Inc.	4,099	516,269
Fiserv, Inc. (a)	7,159	624,551

		$1,865,472
Cable TV - 2.1%
Comcast Corp., “A”	19,655	$855,582

Chemicals - 1.6%
PPG Industries, Inc.	5,601	$658,118

Construction - 1.8%
Sherwin-Williams Co.	1,581	$719,086

Electronics - 2.0%
Texas Instruments, Inc.	6,910	$814,205

Food & Beverages - 1.3%
Nestle S.A., ADR	5,460	$527,054

Health Maintenance Organizations - 0.8%
Cigna Corp.	1,981	$314,662

Insurance - 3.2%
Aon PLC	3,816	$687,414
Travelers Cos., Inc.	4,064	584,200

		$1,271,614
Machinery & Tools - 1.7%
Illinois Tool Works, Inc.	4,335	$674,656

Major Banks - 2.2%
JPMorgan Chase & Co.	7,502	$870,607

Medical Equipment - 4.5%
Danaher Corp.	4,487	$594,259
Medtronic PLC	6,621	588,011
Thermo Fisher Scientific, Inc.	2,176	603,731

		$1,786,001

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Oil Services - 0.5%
LTRI Holdings LP (a)(u)	60	$53,365
Schlumberger Ltd.	3,377	144,131

		$197,496
Other Banks & Diversified Financials - 3.9%
Citigroup, Inc.	12,383	$875,478
U.S. Bancorp	12,980	692,094

		$1,567,572
Pharmaceuticals - 1.7%
Johnson & Johnson	4,762	$672,394

Printing & Publishing - 1.7%
Moody’s Corp.	3,518	$691,709

Utilities - Electric Power - 3.8%
Duke Energy Corp.	8,359	$761,672
Southern Co.	14,491	771,211

		$1,532,883
Total Common Stocks (Identified Cost, $9,862,208)		$16,265,981

Floating Rate Loans (r) - 0.2%
Conglomerates - 0.0%
Gates Global LLC, Term Loan B2, 5.233%, 3/31/2024	$22,884	$22,909

Medical & Health Technology & Services - 0.2%
DaVita, Inc., Term Loan B, 5.233%, 6/24/2021	$74,058	$74,120
Total Floating Rate Loans (Identified Cost, $96,062)		$97,029

Convertible Bonds - 0.1%
Cable TV - 0.1%
DISH Network Corp., 3.375%, 8/15/2026 (Identified Cost, $31,654)	$35,000	$32,106

	Strike Price	First Exercise
Warrants - 0.0%
Forest & Paper Products - 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant) (a)	$27.17	8/24/18	40	$80
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant) (a)	31.25	8/24/18	40	30
Total Warrants (Identified Cost, $0)				$110

Portfolio of Investments (unaudited) – continued

Investment Companies (h) - 2.8%

Issuer	Shares/Par	Value ($)
Money Market Funds - 2.8%
MFS Institutional Money Market Portfolio, 2.48% (v) (Identified Cost, $1,101,580)	1,101,779	$1,101,779

Other Assets, Less Liabilities - 0.8%		328,667
Net Assets - 100.0%		$40,094,152

(a)	Non-income producing security.
(d)	In default.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $1,101,779 and $38,663,706, respectively.

(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $13,973,748, representing 34.9% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)

The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.

(u)

The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2/01/2016	2/11/11	$193,132	$160
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024	4/11/19	41,774	41,732
Live Nation Entertainment, Inc., 4.875%, 11/01/2024	4/10/19-4/12/19	35,682	35,689
Marriot Ownership Resorts, Inc., 5.625%, 4/15/2023	8/30/18	90,482	90,675
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024	3/20/19-4/2/19	59,776	60,312
Netflix, Inc., 3.875%, 11/15/2029	4/24/19	111,565	114,762
Total Restricted Securities			$343,330
% of Net assets			0.9%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 4/30/19

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	229,147	EUR	201,707	Merrill Lynch International	7/12/2019	$1,540

Liability Derivatives
USD	112,028	EUR	100,000	Citibank N.A.	7/12/2019	$(813)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives

Interest Rate Futures
U.S. Treasury Note 5 yr	Short	USD	5	$578,203	June - 2019	$(213)

At April 30, 2019, the fund had cash collateral of $3,450 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $32,342,866)	$38,663,706
Investments in affiliated issuers, at value (identified cost, $1,101,580)	1,101,779
Cash	1,044
Deposits with brokers for
Futures contracts	3,450
Receivables for
Forward foreign currency exchange contracts	1,540
Investments sold	44,071
Interest and dividends	343,638
Other assets	16,342
Total assets	$40,175,570

Liabilities
Payables for
Forward foreign currency exchange contracts	$813
Net daily variation margin on open futures contracts	781
Investments purchased	5,301
Payable to affiliates
Investment adviser	1,905
Transfer agent and dividend disbursing costs	762
Payable for independent Trustees’ compensation	7,434
Accrued expenses and other liabilities	64,422
Total liabilities	$81,418
Net assets	$40,094,152

Net assets consist of
Paid-in capital	$35,272,803
Total distributable earnings (loss)	4,821,349
Net assets	$40,094,152
Shares of beneficial interest outstanding	7,169,865
Net asset value per share (net assets of $40,094,152 / 7,169,865 shares of beneficial interest outstanding)	$5.59

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$653,056
Dividends	177,277
Dividends from affiliated issuers	23,565
Other	329
Foreign taxes withheld	(2,000)
Total investment income	$852,227
Expenses
Management fee	$159,468
Transfer agent and dividend disbursing costs	7,881
Administrative services fee	8,679
Independent Trustees’ compensation	5,737
Stock exchange fee	11,813
Custodian fee	3,090
Shareholder communications	24,038
Audit and tax fees	37,620
Legal fees	971
Miscellaneous	20,460
Total expenses	$279,757
Net investment income (loss)	$572,470

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$9,934
Affiliated issuers	50
Forward foreign currency exchange contracts	7,998
Foreign currency	183
Net realized gain (loss)	$18,165
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$2,482,887
Affiliated issuers	110
Futures contracts	(213)
Forward foreign currency exchange contracts	(2,097)
Translation of assets and liabilities in foreign currencies	4
Net unrealized gain (loss)	$2,480,691
Net realized and unrealized gain (loss)	$2,498,856
Change in net assets from operations	$3,071,326

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/19 (unaudited)	Year ended 10/31/18

From operations
Net investment income (loss)	$572,470	$1,136,813
Net realized gain (loss)	18,165	919,388
Net unrealized gain (loss)	2,480,691	(2,151,519)
Change in net assets from operations	$3,071,326	$(95,318)
Distributions to shareholders	$(601,515)	$(2,074,125)
Tax return of capital distributions to shareholders	$—	$(2,074,137)
Distributions from other sources	$(1,323,581)	$—
Change in net assets from fund share transactions	$113,773	$235,740
Total change in net assets	$1,260,003	$(4,007,840)

Net assets
At beginning of period	38,834,149	42,841,989
At end of period	$40,094,152	$38,834,149

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/19		Year ended
			10/31/18	10/31/17		10/31/16	10/31/15	10/31/14
	(unaudited)
Net asset value, beginning of period	$5.43		$6.03	$5.91		$6.09	$6.78	$7.05

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.16	$0.20	(c)	$0.23	$0.25	$0.28
Net realized and unrealized gain (loss)	0.35		(0.18)	0.52		0.18	(0.29)	0.15
Total from investment operations	$0.43		$(0.02)	$0.72		$0.41	$(0.04)	$0.43

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.18)	$(0.21)		$(0.24)	$(0.32)	$(0.42)
From net realized gain	—		(0.11)	—		—	—	—
From tax return of capital	—		(0.29)	(0.39)		(0.35)	(0.33)	(0.28)
From other sources	(0.19)		—	—		—	—	—
Total distributions declared to shareholders	$(0.27)		$(0.58)	$(0.60)		$(0.59)	$(0.65)	$(0.70)
Net increase from repurchase of capital shares	$—		$—	$0.00	(w)	$—	$—	$—
Net asset value, end of period (x)	$5.59		$5.43	$6.03		$5.91	$6.09	$6.78
Market value, end of period	$5.75		$5.49	$6.66		$5.50	$5.53	$7.59
Total return at market value (%)	10.07	(n)	(8.87)	33.86		10.75	(19.11)	14.73
Total return at net asset value (%) (j)(r)(s)(x)	8.19	(n)	(0.44)	12.79	(c)	8.07	(0.28)	5.97

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46	(a)	1.39	1.23	(c)	1.42	1.41	1.35
Expenses after expense reductions (f)	N/A		N/A	N/A		N/A	N/A	1.35
Net investment income (loss)	3.00	(a)	2.76	3.35	(c)	3.88	3.80	4.05
Portfolio turnover	16	(n)	33	35		26	29	39
Net assets at end of period (000 omitted)	$40,094		$38,834	$42,842		$41,849	$43,126	$47,904

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Special Value Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables –Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is

Notes to Financial Statements (unaudited) – continued

subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets.

Notes to Financial Statements (unaudited) – continued

Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$15,685,562	$110	$53,365	$15,739,037
Switzerland	527,054	—	—	527,054
Non-U.S. Sovereign Debt	—	456,115	—	456,115
U.S. Corporate Bonds	—	18,216,842	—	18,216,842
Foreign Bonds	—	3,627,629	—	3,627,629
Floating Rate Loans	—	97,029	—	97,029
Mutual Funds	1,101,779	—	—	1,101,779
Total	$17,314,395	$22,397,725	$53,365	$39,765,485

Other Financial Instruments
Futures Contracts – Liabilities	$(213)	$—	$—	$(213)
Forward Foreign Currency Exchange
Contracts – Assets	—	1,540	—	1,540
Forward Foreign Currency Exchange
Contracts – Liabilities	—	(813)	—	(813)

For further information regarding security characteristics, see the Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/18	$53,365
Change in unrealized appreciation or depreciation	0
Balance as of 4/30/19	$53,365

The net change in unrealized appreciation or depreciation from investments held as level 3 at April 30, 2019 is $0. At April 30, 2019, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2019 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(213)
Foreign Exchange	Forward Foreign Currency
	Exchange Contracts	1,540	(813)
Total		$1,540	$(1,026)

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2019 as reported in the Statement of Operations:

Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$7,998

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(213)	$—
Foreign Exchange	—	(2,097)
Total	$(213)	$(2,097)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Notes to Financial Statements (unaudited) – continued

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to

Notes to Financial Statements (unaudited) – continued

unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount

Notes to Financial Statements (unaudited) – continued

equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 10.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains and a capital loss carryforward, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to defaulted bonds and amortization and accretion of debt securities.

For the six months ended April 30, 2019, the amount of distributions estimated to be a tax return of capital was approximately $1,323,581 which is reported as distributions from other sources in the Statements of Changes in Net Assets.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 10/31/18
Ordinary income (including any short-term capital gains) (a)	$1,295,488
Long-term capital gains	778,637
Tax return of capital (b)	2,074,137

Total distributions	$4,148,262

(a)

Included in the fund’s distributions from ordinary income for the year ended October 31, 2018 is $89,992 in excess of investment company taxable income which, in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/19

Cost of investments	$33,573,995
Gross appreciation	6,868,471

Gross depreciation	(676,981)
Net unrealized appreciation (depreciation)	$6,191,490

As of 10/31/18

Other temporary differences	(31,631)
Net unrealized appreciation (depreciation)	3,706,750

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.68% of the fund’s average daily net assets and 3.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.90% of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2019. For the six months ended April 30, 2019, the fund’s average daily net assets and gross income fees did not meet the thresholds required to waive the management fee under this agreement. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2019 was equivalent to an annual effective rate of 0.83% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2019, these fees paid to MFSC amounted to $1,109.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2019 was equivalent to an annual effective rate of 0.0454% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,538 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2019. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $7,048 at April 30, 2019, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2019, the fee paid by the fund under this agreement was $34 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to

Notes to Financial Statements (unaudited) – continued

ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2019, the fund engaged in sale transactions pursuant to this policy, which amounted to $4,146. The sales transactions resulted in net realized gains of $1,634.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended April 30, 2019, this reimbursement amounted to $329, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended April 30, 2019, purchases and sales of investments, other than short-term obligations, aggregated $5,948,535 and $6,527,543, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/19		Year ended 10/31/18

	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	20,793	$113,773	40,652	$235,740

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2019, the fund’s commitment fee and interest expense were $120 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,805,415	$3,680,981	$4,384,777	$50	$110	$1,101,779

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$23,565	$—

(8) Legal Proceedings

In May 2015, the Motors Liquidation Company Avoidance Action Trust (hereafter, “AAT”) served upon the fund a complaint in an adversary proceeding in the U.S. Bankruptcy Court for the Southern District of New York, captioned Motors Liquidation Company Avoidance Action Trust v. JPMorgan Chase Bank, N.A., et al. (No. 09-00504 (REG)). The complaint, which was originally filed in 2009 but not served on the fund until 2015, names as defendants over 500 entities (including the fund) that held an interest in a $1.5 billion General Motors (GM) term loan in 2009, when GM filed for bankruptcy. The AAT alleges that the fund and the other term loan lenders were improperly treated as secured lenders with respect to the term loan shortly before and immediately after GM’s bankruptcy, receiving full principal and interest payments under the loan. The AAT alleges that the fund and other term loan lenders should have been treated as unsecured (or partially unsecured) creditors because the main lien securing the collateral was allegedly not perfected at the time of GM’s bankruptcy due to an erroneous filing in October 2008 that terminated the financing statement perfecting the lien. The AAT seeks to claw back payments made to the fund and the other term loan lenders after, and during the 90 days before, GM’s June 2009 bankruptcy petition. During that time period, the fund received term loan payments of approximately $280,000. The fund cannot predict the outcome of this proceeding. Among other things, it is unclear whether the AAT’s claims will succeed; what the fund would be entitled to as an unsecured (or partially unsecured) creditor, given the existence of other collateral not impacted by the erroneous October 2008 filing; whether third parties responsible for the erroneous October 2008 filing would bear some or all of any liability; and the degree to which the fund may be entitled to indemnification from a third party for any amount required to be disgorged. The fund has and will continue to incur legal expenses associated with the defense of this action and in related claims against third parties.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Special Value Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Special Value Trust (the Fund), including the portfolio of investments, as of April 30, 2019, and the related statements of operations, changes in net assets and financial highlights for the six-month period ended April 30, 2019. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018, and in our report dated December 14, 2018, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

June 17, 2019

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/closedendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/closedendfunds by choosing the fund’s name.

Additional information about the fund (e.g., performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MFV

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for MFS Special Value Trust is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during the period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Special Value Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/18-11/30/18	0	N/A	0	714,470
12/01/18-12/31/18	0	N/A	0	714,470
1/01/19-1/31/19	0	N/A	0	714,470
2/01/19-2/28/19	0	N/A	0	714,470
3/01/19-3/31/19	0	N/A	0	714,470
4/01/19-4/30/19	0	N/A	0	714,470

Total	0	N/A	0

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2018 plan year is 714,470.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

(c)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto as EX-99.19a-1.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS SPECIAL VALUE TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 17, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2019

*	Print name and title of each signing officer under his or her signature.